Schwab Funds®

211 Main Street

San Francisco, CA 94105

December 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”)

File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated December 16, 2013, for the Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, Schwab Treasury Inflation Protected Securities Index Fund, Schwab Intermediate-Term Bond Fund, Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund do not differ from those filed in the most recent Post-Effective Amendment No. 112, which was filed electronically on December 12, 2013.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.